SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts of accounts receivables and other receivables:
Balance at Beginning of Year	¥ 6,477	¥ 7,756	¥ 3,183
Charge to Costs and Expenses	1,997	4,770	4,573
Write off	(2,415)	(6,049)	0
Balance at End of Year	6,059	6,477	7,756
Valuation Allowance of Deferred Tax Assets [Member]
Allowance for doubtful accounts of accounts receivables and other receivables:
Balance at Beginning of Year	62,868	51,596	36,283
Charge to Costs and Expenses	47,122	29,693	22,158
Addition Due to Acquisition	0	0	3,139
Charge Taken Against Allowance	(15,508)	(18,421)	(9,984)
Write off	(1,955)	0	0
Balance at End of Year	¥ 92,527	¥ 62,868	¥ 51,596